Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 31, 2012 Vogins Network Technology (Shanghai) Limited Co., Ltd. USD ($)
Commitments and Contingencies Disclosure [Line Items]
Business acquisition, equity interest acquired			51.00%
Business acquisition, aggregate purchase price of cash			$ 1,020
Unrecognized tax benefits	$ 3,302	20,570